CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 11,550	$ 4,922
Short-term bank deposits	5,281	375
Cash and cash equivalents	$ 16,831	$ 5,297	$ 3,404	$ 5,110